CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 6,951,763	$ 6,831,478	$ 1,451,407	$ 1,508,102	$ 1,176,727
Restricted cash	40,000	20,000	20,000		0
Accounts receivable, net	3,506,674	1,508,461	1,509,589		1,582,505
Other receivables	12,431	0
Due from affiliates	11,457	24,041	1,599		5,648
Prepaid expenses	135,983	42,200	53,543		72,628
Deferred financing costs, net, current		0	97,806		34,614
Total current assets	10,658,308	8,426,180	3,133,944		2,872,122
Deferred financing costs, net	294,326	366,286	144,345		218,640
Property and equipment, net	560,938	94,948	85,685		68,142
Intangible assets, net	1,911,832	59,627	62,427		0
Goodwill	1,386,480	494,700	494,700		33,200
Other assets	211,088	41,636	38,681		30,981
TOTAL ASSETS	15,022,972	9,483,377	3,959,782		3,223,085
CURRENT LIABILITIES
Accounts payable and accrued liabilities	2,562,008	1,447,040	1,373,285		950,651
Medical liabilities	1,805,554	552,561
Note and line of credit payable, net of discount, current portion	1,584,764	444,764	3,178,693		594,765
Holdback consideration	376,236	0
Other liabilities			0		159,334
Total current liabilities	6,328,562	2,444,365	4,551,978		1,704,750
Notes payable, net of discount, non-current portion	5,038,041	5,344,565	0
Convertible notes payable, net of discount	2,002,307	962,978	1,100,522		1,909,714
Warrant liability	2,452,201	2,354,624	0
Conversion feature liability	487,630	0
Deferred tax liability	185,972	0
Total liabilities	16,494,713	11,106,532	5,652,500		3,614,464
COMMITMENTS, CONTINGENCIES and SUBSEQUENT EVENTS (NOTES 10 and 11 )
STOCKHOLDERS' DEFICIT
Preferred stock, par value $0.001; 5,000,000 shares authorized; none issued	0	0	0		0
Common Stock	4,863	4,913	4,695		3,484
Additional paid-in-capital	16,381,847	15,127,587	14,147,634		10,663,912
Accumulated deficit	(19,530,934)	(17,537,920)	(16,771,478)		(11,751,180)
Stockholders' deficit attributable to Apollo Medical Holdings, Inc.	(3,144,224)	(2,405,420)	(2,619,149)		(1,083,784)
Non-controlling interest	1,672,483	782,265	926,431		692,405
Total stockholders' deficit	(1,471,741)	(1,623,155)	(1,692,718)		(391,379)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	15,022,972	9,483,377	3,959,782		3,223,085
SCHC
CURRENT ASSETS
Cash and cash equivalents				370,227		624,099	219,035
Accounts receivable, net				708,985		782,101	663,029
Due from affiliates				67,714		67,714	1,644
Prepaid expenses				122,236		81,760	121,030
Employee advances				15,577		0	35,365
Total current assets				1,284,739		1,555,674	1,040,103
Property and equipment, net				737,537		596,870	1,172,524
Intangible assets, net				0		17,333
Due from affiliate, less current portion				0			67,714
Deposit				5,770		5,770	5,770
TOTAL ASSETS				2,028,046		2,175,647	2,286,111
CURRENT LIABILITIES
Accounts payable and accrued liabilities				86,870		126,294	170,210
Line of credit				0			150,000
Notes payable				271,010		279,123	464,588
Other liabilities				10,961		0	9,870
Total current liabilities				368,841		405,417	794,668
Notes payable, net of discount, non-current portion				850,769		789,149	878,676
Note payable - shareholder				80,000		0	80,000
Total liabilities				1,299,610		1,194,566	1,753,344
STOCKHOLDERS' DEFICIT
Additional paid-in-capital				150,000		150,000	0
Accumulated deficit				568,436		821,081	522,767
Total stockholders' deficit				728,436		981,081	532,767
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT				2,028,046		2,175,647	2,286,111
SCHC | Class A
STOCKHOLDERS' DEFICIT
Common Stock				10,000		10,000	10,000
SCHC | Class B
STOCKHOLDERS' DEFICIT
Common Stock				$ 0		$ 0	$ 0